Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	2,782,332,885	2,782,332,885
Financial guarantee derivative	—	—	719,962,262	719,962,262
Total assets	—	—	3,502,295,147	3,502,295,147
Payable to investors at fair value	—	—	3,006,349,475	3,006,349,475
Total liabilities	—	—	3,006,349,475	3,006,349,475

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2020	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	1,585,731,888	1,585,731,888
Financial guarantee derivative	—	—	297,928,066	297,928,066
Short-term investment	6,000,000	—	—	6,000,000
Total assets	6,000,000	—	1,883,659,954	1,889,659,954
Payable to investors at fair value	—	—	1,914,183,650	1,914,183,650
Financial guarantee derivative	—	—	130,442,090	130,442,090
Total liabilities	—	—	2,044,625,740	2,044,625,740

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2020	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	243,024,044	243,024,044
Financial guarantee derivative	—	—	45,659,474	45,659,474
Short-term investment	919,540	—	—	919,540
Total assets	919,540	—	288,683,518	289,603,058
Payable to investors at fair value	—	—	293,361,480	293,361,480
Financial guarantee derivative	—	—	19,991,125	19,991,125
Total liabilities	—	—	313,352,605	313,352,605

Schedule of financial guarantee derivative movement activities

	For loans facilitated in	For loans facilitated in
	2018	2019	Total
Year ended December 31, 2019	RMB	RMB	RMB
Balance at December 31, 2018	(358,249,913)	—	(358,249,913)
Estimated payment to ZhongAn based on the pre-agreed Cap(1)	—	2,270,629,689	2,270,629,689
Less: Initially estimated net guarantee service fee to be collected(2)	—	2,039,737,713	2,039,737,713
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	16,050,795	(570,943)	15,479,852
Change in fair value of financial guarantee derivative	16,050,795	230,321,033	246,371,828
Add: Guarantee service fee received from borrowers	713,157,422	1,164,728,075	1,877,885,497
Less: Compensation paid to ZhongAn	370,958,304	2,115,011,370	2,485,969,674
Balance at December 31, 2019	—	(719,962,262)	(719,962,262)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	—	155,618,319	155,618,319
Changes in fair value related to balance outstanding at December 31, 2019	—	120,363,772	120,363,772

	For loans facilitated in	For loans facilitated in
	2019	2020	Total	Total
Year ended December 31, 2020	RMB	RMB	RMB	USD
Balance at December 31, 2019	(719,962,262)	—	(719,962,262)	(110,339,044)
Estimated payment to ZhongAn based on the pre-agreed Cap (1)	—	1,268,778,377	1,268,778,377	194,448,793
Less: Initially estimated net guarantee service fee to be collected (2)	—	1,151,250,106	1,151,250,106	176,436,798
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	57,152,814	(41,440,640)	15,712,174	2,407,996
Change in fair value of financial guarantee derivative	57,152,814	76,087,631	133,240,445	20,419,991
Add: Guarantee service fee received from borrowers	818,427,767	622,533,675	1,440,961,442	220,837,003
Less: Compensation paid to ZhongAn	155,618,319	996,549,372	1,152,167,691	176,577,424
Balance at December 31, 2020	—	(297,928,066)	(297,928,066)	(45,659,474)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2020)	—	272,229,005	272,229,005	41,720,920
Changes in fair value related to balance outstanding at December 31, 2020	—	39,915,887	39,915,887	6,117,377

Note:

(1) Amount represents estimated payment to ZhongAn which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.

(2) Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.

(3) Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2020.

	For loans facilitated in
	2020
Year ended December 31, 2020	RMB	USD
Balance at December 31, 2019	—	—
Estimated payment to financial guarantee companies based on the pre-agreed Cap (1)	527,660,148	80,867,456
Less: Initially estimated net guarantee service fee to be collected (2)	484,555,120	74,261,321
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(12,675,358)	(1,942,584)
Change in fair value of financial guarantee derivative	30,429,670	4,663,552
Add: Guarantee service fee received from borrowers	173,018,461	26,516,239
Less: Compensation paid to financial guarantee companies	73,006,041	11,188,666
Balance at December 31, 2020	130,442,090	19,991,125
Potential maximum undiscounted amount payable (Remaining estimated payment to financial guarantee companies based on the pre-agreed Cap at December 31, 2020)	454,654,107	69,678,790
Changes in fair value related to balance outstanding at December 31, 2020	21,496,996	3,294,559

Note:

(1) Amount represents estimated payment to financing guarantee companies which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.

(2) Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.

(3) Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

Schedule of outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Outstanding loan balance	12,492,069,873	11,349,182,478	1,739,338,311
Remaining weighted average contractual term (Month)	7.13	8.16	8.16
Estimated default rate	10.13%	5.75%	5.75%

Schedule of significant unobservable inputs

		December 31, 2019	December 31, 2020
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	8.28%	7.77%
	Net cumulative expected loss rates (1)	9.99%	5.88%

(1)    Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

Schedule of loans receivable measured at fair value on recurring basis

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2018	principal	principal	of principal	fair value	31, 2019	2019
Xiaoying Credit Loan	33,417,119	4,229,716,166	(2,253,437,828)	708,474,895	64,162,533	2,782,332,885	62,412,104

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2019	principal	principal	of principal	fair value	31, 2020	2020
Xiaoying Credit Loan	2,782,332,885	1,521,546,428	(5,155,380,196)	2,494,613,045	(57,380,274)	1,585,731,888	5,031,830

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2019	principal	principal	of principal	fair value	31, 2020	2020
Xiaoying Credit Loan	426,411,170	233,187,192	(790,096,581)	382,316,175	(8,793,912)	243,024,044	771,162

Schedule of loans payable measured at fair value on recurring basis

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2018	—
Initial contribution	4,313,060,000
Principal payment	(1,306,710,525)
Changes in fair value	—
Balance at December 31, 2019	3,006,349,475
Changes in fair value related to balance outstanding at December 31, 2019	—

	Payable to investors at
	fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2019	3,006,349,475	460,743,215
Initial contribution	1,537,760,000	235,672,031
Principal payment	(2,629,925,825)	(403,053,766)
Changes in fair value	—	—
Balance at December 31, 2020	1,914,183,650	293,361,480
Changes in fair value related to balance outstanding at December 31, 2020	—	—